Revenues and Cost of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Revenues from proxy services	$ 1,976
Revenues from licenses	625	794	486
Revenues from provision of maintenance and support services	655	606	519
Revenue from other license related services	28	66	91
Total revenues	$ 3,284	$ 1,466	$ 1,096